Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Right-of-use assets
The following table summarizes our right-of-use assets activity for the years ended December 31:

	2022	2021
As at beginning of year	$584	$372
Additions	—	210
Lease modification	—	324
Depreciation expense	(299)	(322)
Foreign exchange impact	11	—
As at end of year	$296	$584

Lease liabilities
The following table summarizes our lease liabilities activity for the years ended December 31:

	2022	2021
As at beginning of year	$655	$402
Additions	—	203
Lease modification	—	324
Payment of lease liabilities	(381)	(366)
Interest expense on lease liabilities	80	92
Foreign exchange impact	19	—
As at end of year	$373	$655

Total undiscounted lease liability	Our total undiscounted lease liability as at December 31, 2022 was as follows:

December 31, 2022
Less than one year	$251
One to five years	196
More than five years	—
Total undiscounted lease liability	$447